4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equipment Cost	$ 177,060	$ 224,487
Disposal during the year		(32,617)
Exchange adjustment	12,445	(14,810)
Equipment Cost	189,505	177,060
Equipment, Accumulated Depreciation	159,430	190,380
Equipment, depreciation during period	13,303	14,492
Depreciation for the year related to disposals		(32,617)
Equipment, depreciation, exchange adjustment	11,476	(12,825)
Equipment, Accumulated Depreciation	184,209	159,430
Equipment, net book value	5,296	17,630	$ 34,107
Furniture and other equipment
Equipment Cost	116,067	124,266
Disposal during the year		0
Exchange adjustment	8,158	(8,199)
Equipment Cost	124,225	116,067
Equipment, Accumulated Depreciation	109,878	114,132
Equipment, depreciation during period	3,015	3,337
Depreciation for the year related to disposals		0
Equipment, depreciation, exchange adjustment	7,784	(7,591)
Equipment, Accumulated Depreciation	120,677	109,878
Equipment, net book value	3,548	6,189	10,134
Motor vehicles
Equipment Cost	39,228	76,919
Disposal during the year		(32,617)
Exchange adjustment	2,757	(5,074)
Equipment Cost	41,985	39,228
Equipment, Accumulated Depreciation	27,787	54,171
Equipment, depreciation during period	10,288	9,990
Depreciation for the year related to disposals		(32,617)
Equipment, depreciation, exchange adjustment	2,162	(3,757)
Equipment, Accumulated Depreciation	40,237	27,787
Equipment, net book value	1,748	11,441	22,748
Other property, plant and equipment
Equipment Cost	21,765	23,302
Disposal during the year		0
Exchange adjustment	1,530	(1,537)
Equipment Cost	23,295	21,765
Equipment, Accumulated Depreciation	21,765	22,077
Equipment, depreciation during period	0	1,165
Depreciation for the year related to disposals		0
Equipment, depreciation, exchange adjustment	1,530	(1,477)
Equipment, Accumulated Depreciation	23,295	21,765
Equipment, net book value	$ 0	$ 0	$ 1,225